Annual Fund Operating Expenses - Mercer Emerging Markets Equity Fund	Mar. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2025
Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[1]
Distribution and Service (12b-1) Fees	0.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[2]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.87%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[1]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[2]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.62%
Class Y-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[1]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.10%	[2]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.52%
Class Y-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[1]
Distribution and Service (12b-1) Fees	0.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[2]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.37%

[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.